Prepayments and Other Assets, Net - Schedule of Security Deposits with Real Estate Developers, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Security Deposits with Real Estate Developers, Net [Abstract]
Security deposits with real estate developers	¥ 50,369	¥ 50,465
Less: allowance for credit losses	(33,936)	(32,664)
Security deposits with real estate developers, net	¥ 16,433	¥ 17,801